General and Administrative Expenses	12 Months Ended
Mar. 31, 2022
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General and Administrative Expenses
34	GENERAL AND ADMINISTRATIVE EXPENSES
General and administrative expenses for the fiscal years ended March 31, 2022, 2021 and 2020 consisted of the following:

	For the fiscal year ended March 31,
	2022	2021	2020

	(In millions)
Personnel expenses	¥834,512	¥770,769	¥787,880
Depreciation and amortization	264,290	255,702	258,516
Building and maintenance expenses	9,979	8,593	8,864
Supplies expenses	15,468	15,191	15,506
Communication expenses	32,839	33,454	34,213
Publicity and advertising expenses	126,090	89,924	73,483
Taxes and dues	82,293	83,554	84,364
Outsourcing expenses	115,157	111,737	109,100
Office equipment expenses	61,503	56,389	51,283
Others	259,490	253,802	273,177

Total general and administrative expenses	¥1,801,621	¥1,679,115	¥1,696,386